Schedule of Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade Receivables	$ 10,057		$ 657		$ 351,905
Accrued Income	409,797	[1]	29,443	[1]
Research and Development Tax incentive receivable	249,747	[2]		[2]	63,776
Other advances			43,618		1,952,560
Less; allowance for credit losses	(2,603)	[3]	(2,603)	[3]	(2,603)
Total trade and other receivables	$ 666,998		$ 71,115		$ 2,365,638

[1]	Accrued income relates to the Warrior Training Programs that have commenced prior to period end taking into account unbilled revenue at period end. Unbilled revenue at March 31, 2025 was significantly higher than June 30, 2024.
[2]	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The FY 2024 Research and Development incentive was applied for on lodging of the FY 2024 tax return in March 2025 with the Australian Tax Office and recognised as there is reasonable assurance that the Company has complied with the conditions of the grants.
[3]	The Company has applied the simplified approach to measuring expected credit losses, which use a lifetime expected loss allowance.